Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,303,000
Previously Paid Amount	0.00
Total Fee Amount	548.36
Total Offset Amount	0.00
Net Fee	548.36
Narrative - Max Aggregate Offering Price	$ 6,303,000
Final Prospectus	true